Supplementary Information on Oil and Gas Exploration and Production Activities (Unaudited) - Summary of Sales Prices (Detail)	12 Months Ended
	Dec. 31, 2022 USD-Barrel USD-Mcf USD-Boe Mcf	Dec. 31, 2021 USD-Boe USD-Barrel USD-Mcf	Dec. 31, 2020 USD-Mcf USD-Boe USD-Barrel
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Conversion factor for dry gas to barrels of oil | Mcf	5,201
Weighted average sales price per barrel of oil equivalent
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Average sales price | USD-Boe	69.31	52.22	27.86
Crude oil, per barrel
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Average sales price | USD-Barrel	89.84	66.06	35.47
Natural gas, per thousand cubic feet
Disclosure of supplementary information on oil and gas exploration and production activities [Line Items]
Average sales price | USD-Mcf	7.17	5.16	2.54